Earnings per share	12 Months Ended
Dec. 31, 2024
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Earnings per share
Note 12. Earnings per share
a) Basic
Basic earnings per share is calculated by dividing the Company’s profit by the weighted average number of ordinary shares outstanding during the year.

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Profit for the year, net	477,521	396,955	269,535
Weighted average number of ordinary shares	95,906,449	93,679,904	87,862,531

Basic earnings per share	4.979	4.237	3.068

b) Diluted
Diluted earnings per share is calculated by dividing the Company’s profit by the weighted average number of ordinary shares outstanding during the year, plus the weighted average of dilutive potential ordinary shares.
Potential ordinary shares will be considered dilutive when their conversion to ordinary shares may reduce earnings per share or increase losses per share. They will be considered antidilutive when their conversion to ordinary shares may result in an increase in earnings per share or a reduction in loss per share.
The calculation of diluted earnings per share does not involve a conversion; the exercise or other issue of shares that may have an antidilutive effect on loss per share, or when the exercise price is higher than the average price of ordinary shares during the year, no dilution effect is booked, as diluted earnings per share is equal to basic earnings per share.

	Year ended December 31, 2024	Year ended December 31, 2023	Year ended December 31, 2022
Profit for the year, net	477,521	396,955	269,535
Weighted average number of ordinary shares (1)	103,077,629	99,232,919	97,830,538

Diluted earnings per share	4.633	4.000	2.755

(1)	As of December 31, 2024, the Company has 95,285,453 outstanding shares (Note 21.1) that cannot exceed 98,781,028 shares.

Likewise,	in accordance with IFRS the average number of ordinary shares with a potential dilutive effect amounts to 103,077,629.
As of December 31, 2024,
2023 and 2022,

the Company holds
1,840,530
,
 3,705,757 and 4,854,408, respectively
,

Series A shares to be used in the LTIP, that, on the date of this consolidated financial statements, are currently unvested. Consequently, they are not included in the weighted average number of ordinary shares to calculate diluted earnings per share.